Related Party Transactions (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Others (2) [Member]
Statement [Line Items]
Fees and remunerations	$ (215)	$ (32)	$ 0
Leases and/or rights of use	(18,000,000)	22,000,000	(56)
Financial operations	(23,000,000)	37,000,000	(6)
Corporate services	15,000,000	13,000,000	0
Donations	(150,000,000)	(136,000,000)	(188)
Legal services	(100,000,000)	(106,000,000)	(106,000,000)
Totals [Member]
Statement [Line Items]
Total related party liabilities	(8,011,000,000)	(4,192,000,000)	(3,094,000,000)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Total associates and joint ventures	174,000,000	1,143,000,000	1,296,000,000
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	75,000,000	414	0
Yad Leviims LTD [Member]
Statement [Line Items]
Financial operations	215,000,000	244	0
Otras asociadas y negocios conjuntons [Member]
Statement [Line Items]
Leases and/or rights of use	(63,000,000)	(30,000,000)	(28,000,000)
Financial operations	70,000,000	293	41,000,000
Corporate services	92,000,000	67,000,000	0
Lipstick Management LLC [Member]
Statement [Line Items]
Financial operations	0	43	30,000,000
BACS [Member]
Statement [Line Items]
Financial operations	0	125,000,000	276,000,000
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights of use	(3,000,000)	54,000,000	54
BHN Seguros Generales S.A [Member]
Statement [Line Items]
Leases and/or rights of use	1,000,000	52,000,000	22,000,000
Total subsidiaries of parent company [Member]
Statement [Line Items]
Total subsidiaries of parent company	(25,000,000)	2,000,000	338,000,000
La Rural S. A. [Member]
Statement [Line Items]
Leases and/or rights of use	0	0	(54)
Condor Related Party [Member]
Statement [Line Items]
Financial operations	4,000,000	58	901,000,000
Senior Management [Member]
Statement [Line Items]
Fees and remunerations	(178,000,000)	(166,000,000)	(155,000,000)
Helmir [Member]
Statement [Line Items]
Financial operations	(25,000,000)	2,000,000	338,000,000
Directors [Member]
Statement [Line Items]
Fees and remunerations	(9,070,000,000)	(2,836,000,000)	(2,988,000,000)
Total Parent Company [Member]
Statement [Line Items]
Total parent company	1,232,000,000	(2,377,000,000)	(1,229,000,000)
Total Others [Member]
Statement [Line Items]
Total others	(9,392,000,000)	(2,960,000,000)	(3,499,000,000)
Cresud [Member]
Statement [Line Items]
Leases and/or rights of use	103,000,000	132,000,000	127,000,000
Financial operations	3,975,000,000	(54,000,000)	1,164,000,000
Corporate services	(2,846,000,000)	(2,455,000,000)	(2,520,000,000)
Metropolitan (1) [Member]
Statement [Line Items]
Financial operations	0	67,000,000	54
Rundel Globa LTD [Member]
Statement [Line Items]
Financial operations	$ 132,000,000	$ 0	$ 0